Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	PKF Littlejohn LLP
Auditor Firm ID	2814
Auditor Location	London, United Kingdom
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Hoaxing Holdings Limited (the “Company”) as of December 31, 2025, the related consolidated statements of income and comprehensive income, changes in shareholders’ equity, and statements of cash flows for year ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.